Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,021	$ 2,923
Additions	721	565
Capitalization of borrowing costs	6	7
Disposals	(39)	(3)
Depreciation for the year	(509)	(422)	$ (419)
Impairment losses, net of reversals	(73)	(31)
Transfers to assets held for sale	(208)
Other transfers	1	(4)
Effect of movements in exchange rates	0	(14)
Property, plant and equipment, ending balance	3,277	3,021	2,923
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	163	170
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment losses, net of reversals	(8)	0
Transfers to assets held for sale	(16)
Other transfers	0	(6)
Effect of movements in exchange rates	0	(1)
Property, plant and equipment, ending balance	139	163	170
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	456	472
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	(4)	0
Depreciation for the year	(47)	(50)
Impairment losses, net of reversals	(5)	(3)
Transfers to assets held for sale	(28)
Other transfers	48	39
Effect of movements in exchange rates	1	(2)
Property, plant and equipment, ending balance	421	456	472
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,971	1,965
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	(7)	(3)
Depreciation for the year	(371)	(370)
Impairment losses, net of reversals	(49)	(28)
Transfers to assets held for sale	(108)
Other transfers	493	417
Effect of movements in exchange rates	(1)	(10)
Property, plant and equipment, ending balance	1,928	1,971	1,965
Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	416	300
Additions	602	564
Capitalization of borrowing costs	6	7
Disposals	(1)	0
Depreciation for the year	0	0
Impairment losses, net of reversals	(3)	0
Transfers to assets held for sale	(32)
Other transfers	(538)	(454)
Effect of movements in exchange rates	0	(1)
Property, plant and equipment, ending balance	450	416	300
Leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15	16
Additions	119	1
Capitalization of borrowing costs	0	0
Disposals	(27)	0
Depreciation for the year	(91)	(2)
Impairment losses, net of reversals	(8)	0
Transfers to assets held for sale	(24)
Other transfers	(2)	0
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	339	15	$ 16
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,730
Property, plant and equipment, ending balance	7,082	6,730
Cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	163
Property, plant and equipment, ending balance	146	163
Cost | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	932
Property, plant and equipment, ending balance	898	932
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,190
Property, plant and equipment, ending balance	5,157	5,190
Cost | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	416
Property, plant and equipment, ending balance	451	416
Cost | Leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29
Property, plant and equipment, ending balance	430	29
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,646)
Property, plant and equipment, ending balance	(3,708)	(3,646)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(474)
Property, plant and equipment, ending balance	(472)	(474)
Accumulated depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,158)
Property, plant and equipment, ending balance	(3,154)	(3,158)
Accumulated depreciation | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation | Leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(14)
Property, plant and equipment, ending balance	(82)	(14)
Accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(63)
Property, plant and equipment, ending balance	(97)	(63)
Accumulated impairment losses | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(7)	0
Accumulated impairment losses | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2)
Property, plant and equipment, ending balance	(5)	(2)
Accumulated impairment losses | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(61)
Property, plant and equipment, ending balance	(75)	(61)
Accumulated impairment losses | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(1)	0
Accumulated impairment losses | Leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(9)	$ 0
Recognition of right-of-use assets on adoption of IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	357
Recognition of right-of-use assets on adoption of IFRS 16 | Land
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	0
Recognition of right-of-use assets on adoption of IFRS 16 | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	0
Recognition of right-of-use assets on adoption of IFRS 16 | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	0
Recognition of right-of-use assets on adoption of IFRS 16 | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	0
Recognition of right-of-use assets on adoption of IFRS 16 | Leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Recognition of right-of-use assets on adoption of IFRS 16	$ 357